Document and Entity Information	Feb. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 16, 2026
Entity File Number	001-33824
Entity Registrant Name	KENNEDY-WILSON HOLDINGS, INC.
Entity Central Index Key	0001408100
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-0508760
Entity Address, Address Line One	151 S El Camino Drive
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
City Area Code	310
Local Phone Number	887-6400
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	KW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false